Note 5 - Long-term Debt	12 Months Ended
Mar. 31, 2018
Notes to Financial Statements
Long-term Debt [Text Block]
5. Long-Term Debt

	2018	2017
	(In thousands)
Revolving credit facility 3.35% and 2.22%, due through 2022	$293,459	$214,781
Farm Credit term loan 4.48% and 3.38%, due 2022	99,871	99,836
Bluegrass tax exempt bonds 3.11%, due 2033	9,983	-
Secured promissory note 6.98%, due through 2022	8,438	10,340
Lease financing obligations 2.62%, due through 2020	4,028	4,679
Secured promissory note 6.35%, due through 2020	1,046	1,782
Economic development note 2.00%, due through 2021	793	999
Other	216	216
	417,834	332,633
Less current portion	3,702	3,495
	$414,132	$329,138

See Note
4,
Short-Term Borrowings, for discussion of the Revolver.

The Company’s debt agreements, including the Revolver and term loan, contain covenants that restrict the Company’s ability to incur additional indebtedness, pay dividends on the Company’s capital stock, make other restricted payments, including investments, sell the Company’s assets, incur liens, transfer all or substantially all of the Company’s assets and enter into consolidations or mergers. The Company’s debt agreements also require the Company to meet certain financial covenants, including a minimum fixed charge coverage ratio, a minimum interest coverage ratio and minimum tangible net worth. The Revolver also contains borrowing base requirements related to accounts receivable and inventories. These financial requirements and ratios generally become more restrictive over time and are subject to allowances for seasonal fluctuations. The most restrictive financial covenant in the debt agreements is the interest coverage ratio within the Farm Credit term loan which for
2018
was defined as greater than
4
to
1.
However, this covenant was updated in connection with an amendment on
June 18, 2018.
The interest coverage ratio will be
1.1
to
1.0
through
December 31, 2018,
2.0
to
1.0
from
March 31, 2019,
through
September 30, 2019
and
4.0
to
1.0,
thereafter. The Company computes its financial covenants as if the Company were on the FIFO method of inventory accounting. The Company has met or has received a waiver/amendment for all such financial covenants as of
March 31, 2018.

The Company's debt agreements limit the payment of dividends and other distributions. There is an annual total distribution limitation of
$50,000,
less aggregate annual dividend payments totaling
$23,000
that the Company presently pays on
two
outstanding classes of preferred stock.

On
August 16, 2016,
the Company paid off
four
industrial revenue bonds ("IRBs"), totaling
$22.6
 million.

On
December 9, 2016,
the Company entered into a
$100.0
million unsecured term loan payable to Farm Credit East, ACA, with a variable interest rate. The maturity date for this term loan is of
December 9, 2021.
The Company incurred financing costs totaling
$0.2
million which have been classified as a discount to the debt.

The Company assumed a tax-exempt bond with the Truitt acquisition on
April 3, 2017.
At
March 31, 2018,
the total outstanding of this bond is
$10.0
million. The bond has a variable interest rate with a maturity date of
October 1, 2032.

The carrying value of assets pledged for secured debt, including the Revolver, is
$900.3
million.

Debt repayment requirements for the next
five
fiscal years are (in thousands):

2019	$3,702
2020	3,217
2021	5,518
2022	395,197
2023	-
Thereafter	10,200
Total	$417,834